TRADE RECEIVABLES AND OTHER ASSETS - Narrative (Details) - USD ($) $ in Millions			1 Months Ended	12 Months Ended
	Oct. 22, 2023	Aug. 14, 2023	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2022
Disclosure Of Trade Receivables [Line Items]
Allowance account for credit losses of financial assets				$ 2	$ 3	$ 2
Surety bond, returned					$ 26
Surety bond, reduction in collateral held					50.00%
Bottom of range
Disclosure Of Trade Receivables [Line Items]
Contract manufacturing capacity contract, term				6 years
Top of range
Disclosure Of Trade Receivables [Line Items]
Contract manufacturing capacity contract, term				8 years
Multi-district antitrust class and state claims
Disclosure Of Trade Receivables [Line Items]
Funding placed in escrow				$ 385
Legal settlement	$ 385	$ 30	$ 103
Surety bond, returned				$ 19		$ 64